Share-Based Compensation (Details) - USD ($) $ in Millions			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 02, 2022	Dec. 29, 2021	May 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Number of shares authorized (in Shares)								11,300,000
Incremental share-based compensation expense					$ 2.9
RSUs granted (in Shares)								991,020
Stock-based compensation expense							$ 8.2
Omnibus Incentive Plan (the "Plan") [Member]
Share-Based Compensation (Details) [Line Items]
Number of shares authorized (in Shares)						11,300,000	11,300,000
Shares available for future issuance (in Shares)						9,600,000	9,600,000	10,400,000
Series A Unit Awards [Member] | Series A Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of vested awards (in Shares)									4,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
RSUs granted (in Shares)	41,028
Vesting period	1 year						3 years
Number of unvested awards (in Shares)					158,583
Incremental share-based compensation expense					$ 2.9
RSUs granted (in Shares)							666,677
Stock-based compensation expense						$ 2.4		$ 2.7
Unrecognized compensation expense						19.1	$ 19.1	$ 14.4
Weighted average expected period of recognition							1 year 7 months 6 days	1 year 6 months
Granted total RSUs (in Shares)		991,020
Stock-based compensation expense									$ 0.0
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period		6 years
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period		3 years
Restricted Stock Units (RSUs) [Member] | Common Class A [Member]
Share-Based Compensation (Details) [Line Items]
Vested RSUs units (in Shares)							85,922	55,090
PerformanceBasedRestrictedStockUnits[Member]
Share-Based Compensation (Details) [Line Items]
Vesting period			3 years
RSUs granted (in Shares)			364,117	364,117
Stock-based compensation expense						0.8	$ 0.8
Unrecognized compensation expense						$ 8.6	$ 8.6
Weighted average expected period of recognition							2 years 8 months 12 days
Performance period			3 years
PerformanceBasedRestrictedStockUnits[Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsVestingPercentage			0.00%
PerformanceBasedRestrictedStockUnits[Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsVestingPercentage			200.00%
PerformanceBasedRestrictedStockUnits[Member] | Average Cash Return On Investment [Member]
Share-Based Compensation (Details) [Line Items]
Performance payout rate						100.00%	100.00%
Series A Unit Awards [Member] | Series A Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Stock-based compensation expense						$ 0.1	$ 0.2	$ 2.3	$ 0.0
Number of unvested awards (in Shares)									4,500